RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Disclosure of related parties transactions [Abstract]
RELATED PARTIES TRANSACTIONS
5	RELATED PARTIES TRANSACTIONS

Transactions between the Group and Grindrod Limited group of companies prior to the Spin-Off (Note 1) are disclosed as transactions with related parties under Group companies below. With effective from 18 June 2018, arising from the Spin-Off, Grindrod Limited group of companies no longer meet the definition of related parties and hence balances and transactions after this date are not disclosed as balances and transactions with related parties.

Many of the Group’s transactions and arrangements are with related parties and the effect of these on the basis determined between the parties is reflected in these financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

During the year, Group entities entered into the following transactions with related parties:

(i)	Group companies

	2018	2017	2016
	US$’000	US$’000	US$’000

Freight revenue from related parties	-	939	1,017
Fuel and port expenses to related parties	(18,910)	(55,895)	(46,477)
Bunker swaps from related companies	111	182	-
Guarantee fees from related parties	-	325	486
Guarantee fees to related parties	(54)	(451)	(514)
Interest expense on loans from related parties	-	(629)	(312)
Interest income on amounts due from related parties	-	1,199	909
Management fees to related parties	(1,135)	(3,495)	(2,956)
Net gain on disposal of businesses	3,255	-	-
Overhead recovery from/ (to) related party (included in administrative expenses)	134	(202)	(967)
Dividend paid to related party	-	(1,674)	-
Other expenses to related parties	(187)	(1,268)	(2,216)

(ii)	Joint ventures

	2018	2017	2016
	US$’000	US$’000	US$’000

Interest income	2,573	4,346	2,728
Technical management fee income	1,625	1,625	1,427
Agency Fees from joint ventures	574	618	317
Charter hire and other related revenue	13,445	4,376	3,624
Charter hire and other related expenses	(52,050)	(50,741)	(33,643)
Payments on behalf of a joint venture	(1,217)	(585)	(2)
Purchase of ship from joint venture	10,250	-	-
Management fee income	217	350	350

Refer to Note 37 for information on the guarantees provided by the Group for loans within joint venture structures.

(iii)	Compensation of directors and key management personnel

The remuneration of the directors and other members of key management is set out below in aggregate for each of the categories specified in IAS 24 Related Party Disclosures.

	2018	2017	2016
	US$’000	US$’000	US$’000

Short-term benefits	4,839	6,026	3,511
Share-based payments	84	459	-
	4,923	6,485	3,511

The remuneration of directors and key management is determined by the remuneration committee of Grindrod Shipping Holdings Limited (prior to 18 June 2018 by the remuneration committee of Grindrod Limited) having regard to the performance of individuals and market trends.